Related Party Transactions and Balances (Tables)	6 Months Ended
Mar. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Financial Support to these Related Party	The following entities are considered to be related parties to the Company. The related parties mainly act as service providers and service recipients to the Company. The Company is not obligated to provide any type of financial support to these related parties.
Related Party	Relationship with the Company
Wangxiancai Limited	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Company since then
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by a shareholder of the Company
Mr. Qu Chengcai	Chief Executive Officer
Mr. Sun Zhichen	Chief Financial Officer

Schedule of Transactions Due to Related Parties	The balance due to related parties represented borrowings from Key Space which were due within 12 months from borrowing. Details are as follows:
	September 30, 2023	March 31, 2024
	RMB	RMB
Key Space	4,495	4,610